Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Transportation Portfolio
November 30, 2022
TRN-NPRT3-0123
1.810722.118
Common Stocks - 97.3%
	Shares	Value ($)
Air Freight & Logistics - 33.1%
Air Freight & Logistics - 33.1%
Air Transport Services Group, Inc. (a)	1,368,433	38,370,861
Atlas Air Worldwide Holdings, Inc. (a)	65,800	6,630,666
C.H. Robinson Worldwide, Inc.	134,896	13,519,277
Expeditors International of Washington, Inc.	133,638	15,510,026
FedEx Corp.	117,641	21,436,543
Forward Air Corp.	23,200	2,606,984
GXO Logistics, Inc. (a)	21,522	1,008,521
Hub Group, Inc. Class A (a)	54,149	4,556,638
United Parcel Service, Inc. Class B	508,241	96,428,563
		200,068,079
Airlines - 12.3%
Airlines - 12.3%
Alaska Air Group, Inc. (a)	509,400	24,165,936
Allegiant Travel Co. (a)	16,200	1,338,282
Canada Jetlines Ltd. (a)	1,250	228
Copa Holdings SA Class A (a)(b)	170,400	14,932,152
Delta Air Lines, Inc. (a)	443,261	15,678,142
Frontier Group Holdings, Inc. (a)(b)	495,701	6,463,941
Spirit Airlines, Inc. (a)	72,200	1,567,462
Sun Country Airlines Holdings, Inc. (a)(b)	411,084	8,303,897
United Airlines Holdings, Inc. (a)	48,079	2,123,649
		74,573,689
Electrical Equipment - 0.3%
Electrical Components & Equipment - 0.3%
Sensata Technologies, Inc. PLC	40,300	1,817,530
Energy Equipment & Services - 0.3%
Oil & Gas Drilling - 0.3%
Noble Corp. PLC (a)	30,000	1,113,900
Valaris Ltd. (a)	15,000	990,150
		2,104,050
Internet & Direct Marketing Retail - 4.8%
Internet & Direct Marketing Retail - 4.8%
Lyft, Inc. (a)	272,000	3,051,840
Uber Technologies, Inc. (a)	887,704	25,867,695
		28,919,535
Marine - 4.0%
Marine - 4.0%
Eagle Bulk Shipping, Inc. (b)	20,230	1,040,834
Kirby Corp. (a)	302,200	21,090,538
Matson, Inc.	34,795	2,218,529
		24,349,901
Oil, Gas & Consumable Fuels - 9.2%
Coal & Consumable Fuels - 0.1%
Peabody Energy Corp. (a)	30,000	958,200
Oil & Gas Exploration & Production - 0.3%
Canadian Natural Resources Ltd.	31,900	1,905,068
Oil & Gas Storage & Transport - 8.8%
Ardmore Shipping Corp. (a)	119,700	1,805,076
Cool Co. Ltd. (a)	211,900	2,683,291
DHT Holdings, Inc.	380,000	3,849,400
Frontline Ltd. (NY Shares) (b)	387,100	5,353,593
Hafnia Ltd.	1,673,200	9,388,410
International Seaways, Inc.	158,700	6,836,796
Scorpio Tankers, Inc.	455,000	23,214,100
		53,130,666
TOTAL OIL, GAS & CONSUMABLE FUELS		55,993,934
Road & Rail - 33.3%
Railroads - 23.6%
CSX Corp.	1,532,601	50,100,727
Norfolk Southern Corp.	57,136	14,655,384
Union Pacific Corp.	359,037	78,065,415
		142,821,526
Trucking - 9.7%
AMERCO (non-vtg.)	101,421	6,406,765
ArcBest Corp.	29,200	2,416,884
Hertz Global Holdings, Inc. (b)	81,700	1,405,240
J.B. Hunt Transport Services, Inc.	95,111	17,489,962
Knight-Swift Transportation Holdings, Inc. Class A	114,600	6,352,278
RXO, Inc. (a)	108,922	2,069,518
Ryder System, Inc.	74,707	6,984,357
Saia, Inc. (a)(b)	18,074	4,402,646
TFI International, Inc.	36,500	3,962,075
TFI International, Inc. (Canada)	27,700	3,006,505
Werner Enterprises, Inc.	23,783	1,045,976
XPO Logistics, Inc. (a)	78,922	3,047,968
		58,590,174
TOTAL ROAD & RAIL		201,411,700
TOTAL COMMON STOCKS (Cost $414,127,040)		589,238,418

Money Market Funds - 5.1%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (c)	11,743,710	11,746,059
Fidelity Securities Lending Cash Central Fund 3.86% (c)(d)	19,049,195	19,051,100
TOTAL MONEY MARKET FUNDS (Cost $30,797,159)		30,797,159

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $444,924,199)	620,035,577
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(14,785,453)
NET ASSETS - 100.0%	605,250,124

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	10,409,172	107,342,434	106,005,547	145,279	-	-	11,746,059	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	71,035,353	311,379,047	363,363,300	36,451	-	-	19,051,100	0.1%
Total	81,444,525	418,721,481	469,368,847	181,730	-	-	30,797,159

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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